Other taxes payable	12 Months Ended
Dec. 31, 2019
Other taxes payable
Other taxes payable

9.    Other taxes payable

The following is a summary of other taxes payable as of December 31, 2018 and 2019:

	December 31, 2018	December 31, 2019
	RMB	RMB
Withholding individual income taxes for employees	4,268	9,727
VAT payables	11,728	12,105
Others	978	662
Total	16,974	22,494